E. LOANS, Credit Quality Indicators Loans (Details) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015
Pass
Commercial real estate	$ 328,230	$ 308,164
Real estate construction	35,654	37,850
Real estate multi-family	74,712	47,607
Real estate 1 to 4 family	148,917	153,285
Commercial and industrial	42,447	39,287
Consumer loans	1,630	1,574
Totals	631,590	587,767
Commercial real estate	62,236	68,936
Real estate construction	1,509	5,907
Real estate multi-family	9,232	15,990
Real estate 1 to 4 family	24,448	18,092
Commercial and industrial	7,939	12,044
Total	105,364	120,969
Special mention
Commercial real estate	0	1,857
Real estate construction	0	0
Real estate multi-family	0	0
Real estate 1 to 4 family	0	0
Commercial and industrial	0	0
Consumer loans	0	0
Totals	0	1,857
Commercial real estate	895	3,455
Real estate construction	0	0
Real estate multi-family	0	0
Real estate 1 to 4 family	0	0
Commercial and industrial	0	0
Total	895	3,455
Sub Standard
Commercial real estate	3,162	4,120
Real estate construction	1,000	1,059
Real estate multi-family	0	0
Real estate 1 to 4 family	76	587
Commercial and industrial	387	451
Consumer loans	0	0
Totals	4,625	6,217
Commercial real estate	9,208	12,145
Real estate construction	0	0
Real estate multi-family	0	0
Real estate 1 to 4 family	0	0
Commercial and industrial	92	95
Total	9,300	12,240
Doubtful
Commercial real estate	0	0
Real estate construction	0	0
Real estate multi-family	0	0
Real estate 1 to 4 family	0	0
Commercial and industrial	6	156
Consumer loans	0	0
Totals	6	156
Commercial real estate	0	12
Real estate construction	0	0
Real estate multi-family	0	0
Real estate 1 to 4 family	0	0
Commercial and industrial	0	0
Total	0	12
Total loans
Commercial real estate	331,392	314,141
Real estate construction	36,654	38,909
Real estate multi-family	74,712	47,607
Real estate 1 to 4 family	148,993	153,872
Commercial and industrial	42,840	39,894
Consumer loans	1,630	1,574
Totals	636,221	595,997
Commercial real estate	72,339	84,548
Real estate construction	1,509	5,907
Real estate multi-family	9,232	15,990
Real estate 1 to 4 family	24,448	18,092
Commercial and industrial	8,031	12,139
Total	115,559	136,676
Commercial real estate	1,233	1,304
Total	$ 1,233	$ 1,304